CORPORATE INFORMATION	12 Months Ended
Jun. 30, 2019
Disclosure Of Significant Accounting Policies [Abstract]
Corporate Information
1.	CORPORATE INFORMATION
Avita Medical Limited, the parent entity, is a company limited by shares that is incorporated in Australia whose shares are publicly traded on the Australian Securities Exchange.
The nature of the operations and principal activities of the Company are described in the Directors’ Report.